U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type.



1.   Name and address of issuer:

     Pennsylvania Mutual Fund

2. Name of each series or class of funds for which this notice is filed:


3.   Investment Company Act File Number:   811-1149

     Securities Act File Number:  2-19995


4.   Last day of fiscal year for which this notice is filed:
December 31, 1995


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                            [ ]

6.   Date of termination of issuer's declaration under rule 24f-
2(a)(1), if applicable (see Instruction A.6):


7.   Number and amount of securities of the same class or series
which had been registered under the     Securities Act of 1933
other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                    -0-

8. Number and amount of securities registered during the fiscal year other than pursuant to rule
     24f-2:

                    -0-

9. Number and aggregate sale price of securities sold during the fiscal year:

          4,913,877 shares; $39,278,575 aggregate sale price


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

          4,913,877 shares; $39,278,575 aggregate sale price

11.  Number and aggregate sale price of securities issued during
the fiscal year in connection with      dividend reinvestment
plans, if applicable (see instructions B.7):

          9,739,008 shares; $74,600,820 aggregate sale price

12.  Calculation of registration fee:

     (i)  Aggregate sale price of securities sold during the
          fiscal year in reliance on rule 24f-2 (from Item 10):
     $    39,278,575

          (ii)  Aggregate price of shares issued in connection with

          dividend reinvestment plans (from Item 11, if appli-
     +  $ 74,600,820
          cable):

         (iii)  Aggregate price of shares redeemed or repurchased
          -  $294,670,193
          during the fiscal year (if applicable):

          (iv) Aggregate price of shares redeemed or repurchased

                and previously applied as a reduction to filing
fees
                pursuant to rule 24e-2 (if applicable):
     +
          (v)  Net aggregate price of securities sold and issued

          during the fiscal year in reliance on rule 24f-2
                [line(i), plus line (ii), less line (iii), plus
line (iv)]
          (if applicable):                                $      0


         (vi)  Multiplier prescribed by Section 6(b) of the
Securities
          Act of 1933 or other applicable law or regulation (see x
  .00034483
          Instruction C.6):

        (vii)  Fee due [line (i) or line (v) multiplied by line
(vi)]:            $     0


Instruction:  Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13.  Check box if fees are being remitted to the Commission's
lockbox depository as described in      section 3a of the
Commission's Rules of Informal and Other Procedures (17 CFR
202.3a).

                                                       [ ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                         Not applicable.


                           SIGNATURES

     This report has been signed below by the following persons on
behalf of the issuer and in the    capacities and on the dates
indicated.

     By (Signature and Title)*  /s/ Susan I. Grant


                                             Susan I. Grant,
Secretary

     Date  February 28, 1996

*Please print the name and title of the signing officer below the signature.